Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.83600%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,757,262.59

Principal:
Principal Collections	$31,552,626.15
Prepayments in Full	$16,233,228.67
Liquidation Proceeds	$294,063.73
Recoveries	$102,764.98
Sub Total	$48,182,683.53
Collections	$53,939,946.12

Purchase Amounts:
Purchase Amounts Related to Principal	$90,170.54
Purchase Amounts Related to Interest	$596.68
Sub Total	$90,767.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,030,713.34

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,030,713.34
Servicing Fee	$1,135,507.71	$1,135,507.71	$0.00	$0.00	$52,895,205.63
Interest - Class A-1 Notes	$16,012.97	$16,012.97	$0.00	$0.00	$52,879,192.66
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$51,254,609.33
Interest - Class A-2b Notes	$1,215,833.33	$1,215,833.33	$0.00	$0.00	$50,038,776.00
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$47,951,134.33
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$47,651,751.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,651,751.00
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$47,432,455.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,432,455.33
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$47,282,044.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,282,044.41
Regular Principal Payment	$68,238,263.56	$47,282,044.41	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,030,713.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,282,044.41
Total					$47,282,044.41

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$3,482,972.62	$9.95	$16,012.97	$0.05	$3,498,985.59	$10.00
Class A-2a Notes	$25,549,458.54	$73.00	$1,624,583.33	$4.64	$27,174,041.87	$77.64
Class A-2b Notes	$18,249,613.25	$73.00	$1,215,833.33	$4.86	$19,465,446.58	$77.86
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$47,282,044.41	$29.95	$5,613,161.22	$3.56	$52,895,205.63	$33.51

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$3,482,972.62	0.0099514	$0.00	0.0000000
Class A-2a Notes	$350,000,000.00	1.0000000	$324,450,541.46	0.9270015
Class A-2b Notes	$250,000,000.00	1.0000000	$231,750,386.75	0.9270015
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,232,422,972.62	0.7805382	$1,185,140,928.21	0.7505928

Pool Information
Weighted Average APR	4.887%	4.908%
Weighted Average Remaining Term	51.06	50.33
Number of Receivables Outstanding	42,657	41,651
Pool Balance	$1,362,609,257.71	$1,314,048,665.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,255,720,260.34	$1,211,527,001.98
Pool Factor	0.7925000	0.7642569

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$102,521,663.43
Targeted Overcollateralization Amount	$149,863,956.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$128,907,737.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$390,503.21
(Recoveries)		15	$102,764.98
Net Loss for Current Collection Period			$287,738.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2534%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5727%
Second Prior Collection Period			0.3196%
Prior Collection Period			0.3010%
Current Collection Period			0.2580%
Four Month Average (Current and Prior Three Collection Periods)			0.3628%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		513	$2,411,144.01
(Cumulative Recoveries)			$174,786.46
Cumulative Net Loss for All Collection Periods			$2,236,357.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1301%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,700.09
Average Net Loss for Receivables that have experienced a Realized Loss			$4,359.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	280	$10,641,026.66
61-90 Days Delinquent	0.17%	56	$2,213,071.19
91-120 Days Delinquent	0.05%	13	$649,520.44
Over 120 Days Delinquent	0.01%	3	$150,205.76
Total Delinquent Receivables	1.04%	352	$13,653,824.05

Repossession Inventory:
Repossessed in the Current Collection Period		33	$1,431,200.14
Total Repossessed Inventory		44	$1,892,730.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1147%
Prior Collection Period			0.1383%
Current Collection Period			0.1729%
Three Month Average			0.1419%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2293%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	129	$5,923,478.98
2 Months Extended	162	$7,282,401.69
3+ Months Extended	31	$1,123,161.50

Total Receivables Extended	322	$14,329,042.17
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer